MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
€ in Thousands, XAF in Thousands, S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 XAF	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 XAF	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		$ (37,726)							$ (27,525)	$ (18,659)							$ (12,968)
Effect on foreign denominated items	$ 2,502
Change percentage, currency	10.00%
CANADA | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		917								867
CANADA | Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		9,265								171
CANADA | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		114								231
CANADA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		(47,709)								$ (19,928)
CANADA | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net		$ (313)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net			S/ (64,919)						(19,275)		S/ (16,070)						(4,263)
Effect on foreign denominated items	$ 1,752
Change percentage, currency	10.00%
PERU | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			3,752								5,953
PERU | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			5,214								5,032
PERU | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/											12,828
PERU | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			(45,412)								(27,092)
PERU | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			(1,445)								(4,280)
PERU | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			(11,868)
PERU | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/			S/ (15,160)								S/ (8,511)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				$ 9,770					544			$ (272,871)					(13,463)
Effect on foreign denominated items	$ 49
Change percentage, currency	10.00%
MEXICO | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				1,040								30,105
MEXICO | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				15,692								77,069
MEXICO | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												84,050
MEXICO | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												54,835
MEXICO | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net				$ (6,962)								(261,987)
MEXICO | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												(89,798)
MEXICO | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												(5,424)
MEXICO | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												$ (161,721)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ 10,536,137				7,241				$ 6,821,584				6,607
Effect on foreign denominated items	$ 658
Change percentage, currency	10.00%
ARGENTINA | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					2,622,313								123,751
ARGENTINA | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					24,101,955								18,844,945
ARGENTINA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(13,199,079)								(9,840,575)
ARGENTINA | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (2,989,052)								$ (2,306,537)
WEST AFRICA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						XAF 22,232,127			39,785					XAF 8,584,695			13,682
Effect on foreign denominated items	$ 3,617
Change percentage, currency	10.00%
WEST AFRICA | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						72,289,589								18,192,160
WEST AFRICA | Restricted cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						440,016								293,333
WEST AFRICA | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						23,048,844								27,131,817
WEST AFRICA | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF														16,237,957
WEST AFRICA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						(29,869,979)								(51,995,741)
WEST AFRICA | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF						XAF (43,676,343)								XAF (1,274,831)
AUSTRALIA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (1,129)		(756)						$ (2,385)		(1,483)
Effect on foreign denominated items	$ 69
Change percentage, currency	10.00%
AUSTRALIA | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							61								154
AUSTRALIA | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							9								7
AUSTRALIA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (1,199)								$ (2,546)
European Union
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								€ 699	$ 821							€ (4,060)	$ (4,225)
Effect on foreign denominated items	$ 75
Change percentage, currency	10.00%
European Union | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €								27								2,921
European Union | Trade and VAT receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €								2,806
European Union | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €								€ (2,134)								€ (6,981)